Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Income Tax Expense (Benefit)

The components of the income tax expense are as follows:

	For the years ended December 31,
	2024	2023	2022
Current
BVI	$-	$-	$-
Hong Kong	227,135	159,340	6,563
Singapore	-	-	-
Deferred
BVI	-	-	-
Hong Kong	-	-	-
Singapore	-	-	-
Provision for income taxes	$227,135	$159,340	$6,563

Schedule of Income Tax Payable	Income tax payable consist of the following as of December 31:
	2024	2023
Income tax payable	$393,037	$165,902
	$393,037	$165,902

Schedule of Reconciles Hong Kong Statutory Rates to the Company’s Effective Tax

The following table reconciles Hong Kong statutory rates to the Company’s effective tax:

	For the years ended December 31,
	2024	2023	2022
(Loss)/profit before income taxes	$(4,749,581)	$1,095,460	$397,672
Hong Kong Profits Tax rate	16.5%	16.5%	16.5%
Income taxes computed at Hong Kong Profits Tax rate	(783,681)	180,751	65,616
Reconciling items:
Tax effect of income that is not taxable*	(74)	(198)	(4,376)
Tax effect on expenses that is not deductible**	961,433	-	-
Tax effect of rate differences in various jurisdictions	70,665	-	-
Effect of domestic tax allowance	(21,208)	(21,213)	(54,677)
Income tax expense	$227,135	$159,340	$6,563

*	Income that is not taxable mainly consisted of the interest income and the government subsidies which are non-taxable under Hong Kong income tax law.
**	Expenses that are not deductible mainly consisted of provision for expected credit loss and legal and professional fee which are non-deductible under Hong Kong income tax law